Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Iveda has been offering real-time IP video surveillance technologies to our customers since 2005. While we still offer video surveillance technologies, our core product line has evolved to include AI intelligent search technology that provide true intelligence to any video surveillance system and IoT (Internet of Things) devices and platforms. Our evolution is in response to digital transformation demands from many cities and organizations across the globe. Our IvedaAI intelligent video search technology adds critical intelligence to normally passive video surveillance systems. IvedaAI provides AI functions to any IP camera and most popular network video recorders (NVR) and video management systems (VMS). IvedaAI comes with an appliance or server, preconfigured with multiple AI functions based on the end user requirements.

AI Functions

●	Object Search
●	Face Search (No Database Required)
●	Face Recognition (from a Database)
●	License Plate Recognition (100+ Countries), includes make and model
●	Intrusion Detection
●	Weapon Detection
●	Fire Detection
●	People Counting
●	Vehicle Counting
●	Temperature Detection
●	Public Health Analytics (Facemask Detection,
●	QR and Barcode Detection

Key Features

●	Live Camera View
●	Live Tracking
●	Abnormality Detection – Vehicle/Person wrong direction detection
●	Vehicle/Person Loitering Detection
●	Fall Detection
●	Illegal Parking Detection
●	Heatmap Generation

IvedaAI consists of deep-learning video analytics software running in a computer/server environment that can either be deployed at an edge level or data center for centralized cloud model. We combined hardware and artificial intelligence software for fast and efficient video search for objects stored in an external (NVR) or storage device and live streaming video data from any IP camera.

IvedaAI works with any ONVIF-compliant IP cameras and most popular NVR/VMS (Video Management System) platforms, enabling accurate search across dozens to thousands of cameras in less than 1 second. IvedaAI products are designed to maximize efficiency, save time, and cut cost. Instead of watching hours of video recording after-the-fact, users can set up alerts.

Iveda offers many IoT sensors and devices for various applications such as energy management, smart home, smart building, smart community and patient/elder care. Our gateway and station serve as the main hub for sensors and devices in any given area. They are equipped with high-level communication protocols such as Zigbee, WiFi, Bluetooth, and USB. They connect to the Internet via Ethernet or cellular data network. We provide IoT platforms that enable centralized device management and push digital services on a massive scale. Our smart devices include water sensor, environment sensor, entry sensor, smart plug, siren, body temperature pad, care watch and tracking devices.

We also offer smart power technology for office buildings, schools, shopping centers, hotels, hospitals, and smart city projects. Our smart power hardware is equipped with an RS485 communication interface allowing the meters to be connected to various third-party SCADA software for monitoring and control purposes. This line of product includes smart power, water meter, smart lighting controls systems, and smart payment system.

Iveda’s Cerebro manages all the components of our smart power technology including statistics on energy consumption. Cerebro is a software platform designed to integrate multiple unconnected energy, security and safety applications and devices and control them through one comprehensive user interface.

Cerebro’s roadmap includes dashboard for all of Iveda’s platforms for central management of all devices. Cerebro is system agnostic and will support cross-platform interoperability. The common unified user interface will allow remote control of platforms, sensors and subsystems throughout an entire environment. This integration and unification of all subsystems enable acquisition and analysis of all information on one central command center, allowing comprehensive, effective, and overall management and protection of a city.

In the last few years, smart city has been a hot topic among cities across the globe. With little to no human interaction, technology increases efficiency, expedites decision making, and reduces response time. Dwindling public safety budgets and resources has necessitated the transformation. More and more municipalities are using next-generation technologies to improve the safety and security of its citizens. Our response is our complete suite of IoT technologies, including AI intelligent video search technology, smart sensors, tracking devices, video surveillance systems, and smart power.

Historically, we sold and installed video surveillance equipment, primarily for security purposes and secondarily for operational efficiencies and marketing. We also provided video hosting, in-vehicle streaming video, archiving, and real-time remote surveillance services to a variety of businesses and organizations. While we only used off-the shelf camera systems from well-known camera brands, we now source our own cameras using manufacturers in Taiwan in order for us to be more flexible in fulfilling our customer needs. We now have the capability to provide IP cameras and NVRs based on customer specifications. We still utilize ONVIF (Open Network Video Interface Forum) cameras which is a global standard for the interface of IP-based physical security products.

In 2014, we changed our revenue model from direct project-based sales to licensing our platform and selling IoT hardware to service providers such as telecommunications companies, integrators and other technology resellers already providing services to an existing customer base. Partnering with service providers that have an existing loyal subscriber base allows us to focus on servicing just a handful of our partners and concentrating on our technology offering. Service providers leverage their end-user infrastructure to sell, bill, and provide customer service for Iveda’s product offering. This business model provides dual revenue streams – one from hardware sales and the other from monthly licensing fees.

MEGAsys®, our subsidiary in Taiwan, specializes in deploying new, and integrating existing, video surveillance systems for airports, commercial buildings, government customers, data centers, shopping centers, hotels, banks, and Safe City. MEGAsys combines security surveillance products, software, and services to provide integrated security solutions to the end user. Through MEGAsys, we have access not only to Asian markets but also to Asian manufacturers and engineering expertise. MEGAsys is our research and development arm, working with a team of developers in Taiwan.

In April 2009, after eighteen months of due diligence by the Department of Homeland Security (DHS), the DHS approved us as a Qualified Anti-Terrorism Technology (QATT) provider under a formal SAFETY Act Designation giving the technology a measure of liability protection. Due diligence included interviewing key employees responsible for developing and deploying our technology, partners, and customers. The purpose of completing the SAFETY Act Designation application is for the seller of a technology, to explain to the DHS how the technology qualifies for the system of risk management and litigation management under the SAFETY Act. The application is designed to elicit the information that will allow the DHS to understand exactly what the seller’s technology is, and how it relates to the criteria for Designation set forth in the SAFETY Act.

A technology could not receive Certification status without having first received Designation status and holding that status for 5 years. To receive SAFETY Act Certification, the Department must conclude that the technology will perform as intended, conforms to the seller’s specifications, and is safe for use as intended. Similar to the Designation application process, due diligence included interviewing key employees responsible for developing and deploying our technology, partners, and customers. We applied for certification in 2014 and after additional months of due diligence by DHS in January 2016 our Designation was elevated to a Certification. SAFETY Act Certification provides sellers of a Qualified Anti-Terrorism Technology (QATT) with an additional measure of liability protection. This additional measure of liability protection is not specifically quantified by the Safety Act. The sellers of QATTs that receive SAFETY Act Certification are entitled to all of the liability protections that accompany SAFETY Act Designation as well as the rebuttable presumption that the government contractor defense applies to claims arising out of, relating to, or resulting from an act of terrorism. QATTs that received Certification are placed on the Approved Technologies list for Homeland Security.

We submitted our renewal application in August 2019 prior to the expiration of our Certification in October 2019. During this time, we have been in constant communication with the Science and Technology Directorate at the SAFETY Act office related to updating our information. We are now awaiting final approval for recertification. Our products are not considered to be certified during the renewal process, but we don’t expect this to significantly impact our ability to sell our technology in the U.S. or international customers.

Our SAFETY Act Certification covers the entire company as a Qualified Anti-Terrorism Technology. The SAFETY Act creates certain liability limitations for “claims arising out of, relating to, or resulting from an Act of Terrorism” where Qualified Anti-Terrorism Technologies have been deployed. The term “act of terrorism” means any act that the Secretary determines meets the requirements under subparagraph (b) of the Act. An act meets the requirements of this subparagraph if the act- (i) is unlawful; (ii) causes harm to a person, property, or entity, in the United States, and (iii) uses or attempts to use instrumentalities, weapons or other methods designed or intended to cause mass destruction, injury or other loss to citizens or institutions of the United States. MEGAsys is our wholly owned subsidiary, and we use the same technology and products to provide solutions to our customers. The Certification, if renewed is granted by the U.S. government and the liability protection only applies to customers that are U.S.-based. MEGAsys does not receive liability protection from the Certification. The Company believes the lack of liability protection from the Certification will have no significant effect on the MEGAsys results of operations. The Company believes the Certification has an intrinsic value for the company as a whole as a marketing tool but does not believe it will have a material effect on the results of operations if it is not renewed.

Nature of Operations

Iveda has been offering real-time IP video surveillance technologies to our customers since 2005. While we still offer video surveillance technologies, our core product line has evolved to include AI intelligent search technology that provide true intelligence to any video surveillance system and IoT (Internet of Things) devices and platforms. Our evolution is in response to digital transformation demands from many cities and organizations across the globe. Our IvedaAI intelligent video search technology adds critical intelligence to normally passive video surveillance systems. IvedaAI provides AI functions to any IP camera and most popular network video recorders (NVR) and video management systems (VMS). IvedaAI comes with an appliance or server, preconfigured with multiple AI functions based on the end user requirements.

AI Functions

●	Object Search
●	Face Search (No Database Required)
●	Face Recognition (from a Database)
●	License Plate Recognition (100+ Countries), includes make and model
●	Intrusion Detection
●	Weapon Detection
●	Fire Detection
●	People Counting
●	Vehicle Counting
●	Temperature Detection
●	Public Health Analytics (Facemask Detection,
●	QR and Barcode Detection

Key Features

●	Live Camera View
●	Live Tracking
●	Abnormality Detection – Vehicle/Person wrong direction detection
●	Vehicle/Person Loitering Detection
●	Fall Detection
●	Illegal Parking Detection
●	Heatmap Generation

IvedaAI consists of deep-learning video analytics software running in a computer/server environment that can either be deployed at an edge level or data center for centralized cloud model. We combined hardware and artificial intelligence software for fast and efficient video search for objects stored in an external (NVR) or storage device and live streaming video data from any IP camera.

IvedaAI works with any ONVIF-compliant IP cameras and most popular NVR/VMS (Video Management System) platforms, enabling accurate search across dozens to thousands of cameras in less than 1 second. IvedaAI products are designed to maximize efficiency, save time, and cut cost. Instead of watching hours of video recording after-the-fact, users can set up alerts.

Iveda offers many IoT sensors and devices for various applications such as energy management, smart home, smart building, smart community and patient/elder care. Our gateway and station serve as the main hub for sensors and devices in any given area. They are equipped with high-level communication protocols such as Zigbee, WiFi, Bluetooth, and USB. They connect to the Internet via Ethernet or cellular data network. We provide IoT platforms that enable centralized device management and push digital services on a massive scale. Our smart devices include water sensor, environment sensor, entry sensor, smart plug, siren, body temperature pad, care watch and tracking devices.

We also offer smart power technology for office buildings, schools, shopping centers, hotels, hospitals, and smart city projects. Our smart power hardware is equipped with an RS485 communication interface allowing the meters to be connected to various third-party SCADA software for monitoring and control purposes. This line of product includes smart power, water meter, smart lighting controls systems, and smart payment system.

Iveda’s Cerebro manages all the components of our smart power technology including statistics on energy consumption. Cerebro is a software platform designed to integrate multiple unconnected energy, security and safety applications and devices and control them through one comprehensive user interface.

Cerebro’s roadmap includes dashboard for all of Iveda’s platforms for central management of all devices. Cerebro is system agnostic and will support cross-platform interoperability. The common unified user interface will allow remote control of platforms, sensors and subsystems throughout an entire environment. This integration and unification of all subsystems enable acquisition and analysis of all information on one central command center, allowing comprehensive, effective, and overall management and protection of a city.

In the last few years, smart city has been a hot topic among cities across the globe. With little to no human interaction, technology increases efficiency, expedites decision making, and reduces response time. Dwindling public safety budgets and resources has necessitated the transformation. More and more municipalities are using next-generation technologies to improve the safety and security of its citizens. Our response is our complete suite of IoT technologies, including AI intelligent video search technology, smart sensors, tracking devices, video surveillance systems, and smart power.

Historically, we sold and installed video surveillance equipment, primarily for security purposes and secondarily for operational efficiencies and marketing. We also provided video hosting, in-vehicle streaming video, archiving, and real-time remote surveillance services to a variety of businesses and organizations. While we only used off-the shelf camera systems from well-known camera brands, we now source our own cameras using manufacturers in Taiwan in order for us to be more flexible in fulfilling our customer needs. We now have the capability to provide IP cameras and NVRs based on customer specifications. We still utilize ONVIF (Open Network Video Interface Forum) cameras which is a global standard for the interface of IP-based physical security products.

In 2014, we changed our revenue model from direct project-based sales to licensing our platform and selling IoT hardware to service providers such as telecommunications companies, integrators and other technology resellers already providing services to an existing customer base. Partnering with service providers that have an existing loyal subscriber base allows us to focus on servicing just a handful of our partners and concentrating on our technology offering. Service providers leverage their end-user infrastructure to sell, bill, and provide customer service for Iveda’s product offering. This business model provides dual revenue streams – one from hardware sales and the other from monthly licensing fees.

MEGAsys®, our subsidiary in Taiwan, specializes in deploying new, and integrating existing, video surveillance systems for airports, commercial buildings, government customers, data centers, shopping centers, hotels, banks, and Safe City. MEGAsys combines security surveillance products, software, and services to provide integrated security solutions to the end user. Through MEGAsys, we have access not only to Asian markets but also to Asian manufacturers and engineering expertise. MEGAsys is our research and development arm, working with a team of developers in Taiwan.

In April 2009, after eighteen months of due diligence by the Department of Homeland Security (DHS), the DHS approved us as a Qualified Anti-Terrorism Technology (QATT) provider under a formal SAFETY Act Designation giving the technology a measure of liability protection. Due diligence included interviewing key employees responsible for developing and deploying our technology, partners, and customers. The purpose of completing the SAFETY Act Designation application is for the seller of a technology, to explain to the DHS how the technology qualifies for the system of risk management and litigation management under the SAFETY Act. The application is designed to elicit the information that will allow the DHS to understand exactly what the seller’s technology is, and how it relates to the criteria for Designation set forth in the SAFETY Act.

A technology could not receive Certification status without having first received Designation status and holding that status for 5 years. To receive SAFETY Act Certification, the Department must conclude that the technology will perform as intended, conforms to the seller’s specifications, and is safe for use as intended. Similar to the Designation application process, due diligence included interviewing key employees responsible for developing and deploying our technology, partners, and customers. We applied for certification in 2014 and after additional months of due diligence by DHS in January 2016 our Designation was elevated to a Certification. SAFETY Act Certification provides sellers of a Qualified Anti-Terrorism Technology (QATT) with an additional measure of liability protection. This additional measure of liability protection is not specifically quantified by the Safety Act. The sellers of QATTs that receive SAFETY Act Certification are entitled to all of the liability protections that accompany SAFETY Act Designation as well as the rebuttable presumption that the government contractor defense applies to claims arising out of, relating to, or resulting from an act of terrorism. QATTs that received Certification are placed on the Approved Technologies list for Homeland Security.

We submitted our renewal application in August 2019 prior to the expiration of our Certification in October 2019,. During this time, we have been in constant communication with the Science and Technology Directorate at the SAFETY Act office related to updating our information. We are now awaiting final approval for recertification. Our products are not considered to be certified during the renewal process, but we do not expect this to significantly impact our ability to sell our technology in the U.S. or international customers.

Our SAFETY Act Certification covers the entire company as a Qualified Anti-Terrorism Technology. The SAFETY Act creates certain liability limitations for “claims arising out of, relating to, or resulting from an Act of Terrorism” where Qualified Anti-Terrorism Technologies have been deployed. The term “act of terrorism” means any act that the Secretary determines meets the requirements under subparagraph (b) of the Act. An act meets the requirements of this subparagraph if the act- (i) is unlawful; (ii) causes harm to a person, property, or entity, in the United States, and (iii) uses or attempts to use instrumentalities, weapons or other methods designed or intended to cause mass destruction, injury or other loss to citizens or institutions of the United States. MEGAsys is our wholly owned subsidiary, and we use the same technology and products to provide solutions to our customers. The Certification, if renewed is granted by the U.S. government and the liability protection only applies to customers that are U.S.-based. MEGAsys does not receive liability protection from the Certification. The Company believes the lack of liability protection from the Certification will have no significant effect on the MEGAsys results of operations. The Company believes the Certification has an intrinsic value for the company as a whole as a marketing tool but does not believe it will have a material effect on the results of operations if it is not renewed.

Consolidation

Consolidation

Effective April 30, 2011, we completed our acquisition of Sole Vision Technologies (dba MEGAsys), a company based in Taiwan. We consolidate our financial statements with the financial statements of MEGAsys. All intercompany balances and transactions have been eliminated in consolidation.

Consolidation

Effective April 30, 2011, we completed our acquisition of Sole Vision Technologies (dba MEGAsys), a company based in Taiwan. We consolidate our financial statements with the financial statements of MEGAsys. All intercompany balances and transactions have been eliminated in consolidation.

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. We generated accumulated losses of approximately $38 million from January 2005 through December 31, 2020 and have insufficient working capital and cash flows to support operations. These factors raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from this uncertainty.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. We generated accumulated losses of approximately $38 million from January 2005 through December 31, 2020 and have insufficient working capital and cash flows to support operations. These factors raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from this uncertainty.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We have a significant amount of property and equipment, consisting primarily of leased equipment. We review the recoverability of the carrying value of long-lived assets using the methodology prescribed in ASC 360 “Property, Plant and Equipment.” We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net operating cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying value of the assets exceeds their fair value. We did not make any impairment for the six months ended June 30, 2021 or the years ended December 31, 2020 and 2019.

Impairment of Long-Lived Assets

We have a minimal amount of property and equipment, consisting primarily of leased equipment. We review the recoverability of the carrying value of long-lived assets using the methodology prescribed in ASC 360 “Property, Plant and Equipment.” We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net operating cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying value of the assets exceeds their fair value. We did not make any impairment for the years ended December 31, 2020 and 2019.

Basis of Accounting

Basis of Accounting

Our consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Basis of Accounting

Our consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Revenue and Expense Recognition

Revenue and Expense Recognition

The Company applies the provisions of Accounting Standards Codification (ASC) 606-10, Revenue from Contracts with Customers, and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to its customers in an amount reflecting the consideration to which it expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with the customer. In situations where sales are to a distributor, the Company had concluded its contracts are with the distributor as the Company holds a contract bearing enforceable rights and obligations only with the distributor. As part of its consideration for the contract, the Company evaluates certain factors including the customers’ ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which it expects to be entitled. As the Company’s standard payment terms are less than one year, it has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on its relative standalone selling price. The product price as specified on the purchase order is considered the standalone selling price as it is an observable input which depicts the price as if sold to a similar customer in similar circumstances. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligations is satisfied), which typically occurs at shipment. Further in determining whether control has been transferred, the Company considers if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Customers do not have a right to return the product other than for warranty reasons for which they would only receive repair services or replacement product. The Company has also elected the practical expedient under ASC 340-40-25-4 to expense commissions for product sales when incurred as the amortization period of the commission asset the Company would have otherwise recognized is less than one year.

The Company sells its products and services primarily to municipalities and commercial customers in the following manner:

●	The majority of MEGAsys sales are project sales to Taiwan customers and are made direct to the end customer (typically a municipality or a commercial customer) through its sales force, which is composed of its employees. Revenue is recorded when the equipment is shipped to the end customer and charged for service when installation or maintenance work is performed.

Revenues from fixed-price equipment installation contracts (project sales) are recognized on the percentage-of-completion method. The percentage completed is measured by the percentage of costs incurred to date to estimated total costs for each contract. This method is used because management considers expended costs to be the best available measure of progress on these contracts. Because of inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used will change.

Contract costs include all direct material, subcontractors, labor costs, and equipment costs and those indirect costs related to contract performance. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Changes in estimated job profitability resulting from job performance, job conditions, contract penalty provisions, claims, change orders, and settlements are accounted for as changes in estimates in the current period. Profit incentives are included in revenues when their realization is reasonably assured. Claims are included in revenues when realization is probable and the amount can be reliably estimated.

●	The majority of Iveda US hardware sales are to international customers and are made through independent distributors or integrators who purchase products from the Company at a wholesale price and sell to the end user (typically municipalities or a commercial customer) at a retail price. The distributor retains the margin as its compensation for its role in the transaction. The distributor or integrator generally maintains product inventory or product is drop shipped from the manufacturer, customer receivables and all related risks and rewards of ownership. Accordingly, upon application of steps one through five above, revenue is recorded when the product is shipped to the distributor or as directed by the distributor consistent with the terms of the distribution agreement.

●	Iveda US also sells software that include licensing fees that are paid either monthly or yearly. The revenues are recorded monthly, if the license is paid yearly the revenue will be recorded as deferred revenue and amortized on a straight-line basis over the respective time period.

Revenue and Expense Recognition

The Company applies the provisions of Accounting Standards Codification (ASC) 606-10, Revenue from Contracts with Customers, and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to its customers in an amount reflecting the consideration to which it expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with the customer. In situations where sales are to a distributor, the Company had concluded its contracts are with the distributor as the Company holds a contract bearing enforceable rights and obligations only with the distributor. As part of its consideration for the contract, the Company evaluates certain factors including the customers’ ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which it expects to be entitled. As the Company’s standard payment terms are less than one year, it has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on its relative standalone selling price. The product price as specified on the purchase order is considered the standalone selling price as it is an observable input which depicts the price as if sold to a similar customer in similar circumstances. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligations is satisfied), which typically occurs at shipment. Further in determining whether control has been transferred, the Company considers if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Customers do not have a right to return the product other than for warranty reasons for which they would only receive repair services or replacement product. The Company has also elected the practical expedient under ASC 340-40-25-4 to expense commissions for product sales when incurred as the amortization period of the commission asset the Company would have otherwise recognized is less than one year.

The Company sells its products and services primarily to municipalities and commercial customers in the following manner:

●	The majority of MEGAsys sales are project sales to Taiwan customers and are made direct to the end customer (typically a municipality or a commercial customer) through its sales force, which is composed of its employees. Revenue is recorded when the equipment is shipped to the end customer and charged for service when installation or maintenance work is performed.

Revenues from fixed-price equipment installation contracts (project sales) are recognized on the percentage-of-completion method. The percentage completed is measured by the percentage of costs incurred to date to estimated total costs for each contract. This method is used because management considers expended costs to be the best available measure of progress on these contracts. Because of inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used will change.

Contract costs include all direct material, subcontractors, labor costs, and equipment costs and those indirect costs related to contract performance. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Changes in estimated job profitability resulting from job performance, job conditions, contract penalty provisions, claims, change orders, and settlements are accounted for as changes in estimates in the current period. Profit incentives are included in revenues when their realization is reasonably assured. Claims are included in revenues when realization is probable, and the amount can be reliably estimated.

●	The majority of Iveda US hardware sales are to international customers and are made through independent distributors or integrators who purchase products from the Company at a wholesale price and sell to the end user (typically municipalities or a commercial customer) at a retail price. The distributor retains the margin as its compensation for its role in the transaction. The distributor or integrator generally maintains product inventory or product is drop shipped from the manufacturer, customer receivables and all related risks and rewards of ownership. Accordingly, upon application of steps one through five above, revenue is recorded when the product is shipped to the distributor or as directed by the distributor consistent with the terms of the distribution agreement.

●	Iveda US also sells software that include licensing fees that are paid either monthly or yearly. The revenues are recorded monthly, if the license is paid yearly the revenue will be recorded as deferred revenue and amortized on a straight-line basis over the respective time period.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Our current component of other comprehensive income is the foreign currency translation adjustment.

Comprehensive Loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Our current component of other comprehensive income is the foreign currency translation adjustment.

Concentrations

Concentrations

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable.

Substantially all cash is deposited in two financial institutions, one in the United States and one in Taiwan. At times, amounts on deposit in the United States may be in excess of the FDIC insurance limit. Deposits in Taiwan financial institutions are insured by CDIC (Central

Deposit Insurance Corporation) with maximum coverage of NTD 3 million. At times, amounts on deposit in Taiwan may be in excess of the CDIC Insurance limit.

Accounts receivable are unsecured, and we are at risk to the extent such amount becomes uncollectible. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. Two customers represented approximately 50% and 77% of total accounts receivable of $224,808 and $226,614 as of June 30, 2021 and December 31, 2020, respectively. These customers are longtime customers, and we don’t expect any problem with collectability of these accounts receivable.

We had revenue from one customer with greater than 10% of total revenues during the six months ended June 30, 2021 that represented approximately 25% of total revenues. Chunghwa Telecom had $219,222 revenues (25%).

We had revenue from two customers with greater than 10% of total revenues during 2020 that represented approximately 39% of total revenues. Chunghwa Telecom had $414,415 revenues (28%) and Siemens had $159,048 revenues (11%).

No other customers represented greater than 10% of total revenues in six months ended June 30, 2021 and 2020.

Concentrations

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable.

Substantially all cash is deposited in three financial institutions, two in the United States and one in Taiwan. At times, amounts on deposit in the United States may be in excess of the FDIC insurance limit. Deposits in Taiwan financial institutions are insured by CDIC (Central Deposit Insurance Corporation) with maximum coverage of NTD 3 million. At times, amounts on deposit in Taiwan may be in excess of the CDIC Insurance limit.

Accounts receivable are unsecured, and we are at risk to the extent such amount becomes uncollectible. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. Two customers represented approximately 77% and 83% of total accounts receivable of $226,614 and $895,769 as of December 31, 2020 and December 31, 2019, respectively. These customers are long time customers and we don’t expect any problem with collectability of these accounts receivable.

We had revenue from two customers with greater than 10% of total revenues during 2020 that represented approximately 39% of total revenues. Chunghwa Telecom had $414,415 revenues (28%) and Siemens had $159,048 revenues (11%).

We had revenue from three customers with greater than 10% of total revenues during 2019 that represented approximately 76% of total revenues. Chunghwa Telecom had $1,986,534 revenues (54%) and Siemens had $389,888 revenues (11%) and Taiwan Stock Exchange had $400,065 revenues (11%).

No other customers represented greater than 10% of total revenues in 2020 and 2019.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts Receivable

We provide an allowance for doubtful collections, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. For our U.S.-based segment, receivables past due more than 120 days are considered delinquent. For our Taiwan-based segment, receivables over one year are considered delinquent. Delinquent receivables are written off based on individual credit valuation and specific circumstances of the customer. As of June 30, 2021 and December 31, 2020, respectively, an allowance for uncollectible accounts of $0 and $0 was deemed necessary for our U.S.-based segment.

Accounts Receivable

We provide an allowance for doubtful collections, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. For our U.S.-based segment, receivables past due more than 120 days are considered delinquent. For our Taiwan-based segment, receivables over one year are considered delinquent. Delinquent receivables are written off based on individual credit valuation and specific circumstances of the customer. As of December 31, 2020 and 2019, respectively, an allowance for uncollectible accounts of $0 and $0 was deemed necessary for our U.S.-based segment. As of December 31, 2020 and 2019, respectively, an allowance of $3,380 and $3,172 was established against the receivables of our Taiwan-based segment. We do not generally charge interest on past due receivables.

Trade receivables, net are comprised of the following:

	2020	2019

Trade receivables, gross	$229,994	$898,941
Allowance for doubtful accounts	(3,380)	(3,172)

Trade receivables, net	$226,614	$895,769

Other current assets are comprised of the following:

	2020	2019

Notes receivables	$-	$115,305
Deposits-current	104,617	68,992
Advance to suppliers	3,832	531
Prepaid expenses and other current assets	13,652	27,095

Other current assets	$122,101	$211,923

Deposits - Current	Deposits – Current Our current deposits represent tender deposits placed with local governments and major customers in Taiwan during the bidding process for new proposed projects.	Deposits – Current Our current deposits represent tender deposits placed with local governments and major customers in Taiwan during the bidding process for new proposed projects.
Other Current Assets	Other Current Assets Other current assets represent cash paid in advance to insurance companies and vendors for service coverage extending into subsequent periods.	Other Current Assets Other current assets represent cash paid in advance to insurance companies and vendors for service coverage extending into subsequent periods.
Inventories

Inventories

We review our inventories for excess or obsolete products or components based on an analysis of historical usage and an evaluation of estimated future demand, market conditions, and alternative uses for possible excess or obsolete parts. The allowance for slow-moving and obsolete inventory is $0 and $0, as of June 30, 2021 and December 31, 2020, respectively.

Inventories

We review our inventories for excess or obsolete products or components based on an analysis of historical usage and an evaluation of estimated future demand, market conditions, and alternative uses for possible excess or obsolete parts. The allowance for slow-moving and obsolete inventory is $11,228 and $10,508, as of December 31, 2020 and 2019, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed primarily using the straight-line method over estimated useful lives of three to seven years. Expenditures for routine maintenance and repairs are charged to expense as incurred. Depreciation expense for the six months ended June 30, 2021 and the year ended December 31, 2020 was $3,000 and $5,803, respectively.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed primarily using the straight-line method over estimated useful lives of three to seven years. Expenditures for routine maintenance and repairs are charged to expense as incurred. Depreciation expense for the years ended December 31, 2020 and 2019 was $5,695 and $5,804, respectively.

Intangible Assets

Intangible Assets

Intangible assets consist of trademarks and other intangible assets associated with the purchase price allocation of MEGAsys. Such assets are being amortized over their estimated useful lives of six months to ten years. Other intangible assets are fully amortized and at June 30, 2021 trademarks is also fully amortized. Current year amortization of trademarks was as follows:

2021	$6,666
2022	-
Total	$6,666

Intangible Assets

Intangible assets consist of trademarks and other intangible assets associated with the purchase price allocation of MEGAsys. Such assets are being amortized over their estimated useful lives of six months to ten years. Other intangible assets are fully amortized at December 31, 2020. Future amortization of trademarks is as follows:

2021	$6,666

Total	$6,666

Other Assets

Other Assets

Other assets are comprised of the following:

As of December 31,	2020	2019
Deposits-long-term	$60,476	$41,234
Deferred tax assets	$171,148	$160,653
Deferred finance costs	$-	$-

Other assets	$162,381	$364,320

Deposits-Long-Term

Deposits—Long-Term

Long-term deposits consist of a deposit related to the leases of MEGAsys’ office space, and tender deposits placed with local governments and major customers in Taiwan as part of the bidding process, which are anticipated to be held more than one year if the bid is accepted.

Deposits—Long-Term

Long-term deposits consist of a deposit related to the leases of MEGAsys’ office space, and tender deposits placed with local governments and major customers in Taiwan as part of the bidding process, which are anticipated to be held more than one year if the bid is accepted.

Income Taxes

Income Taxes

Deferred income taxes are recognized in the consolidated financial statements for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from sales cut-off, depreciation, deferred rent expense, and net operating losses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that represents our best estimate of such deferred tax assets that, more likely than not, will be realized. Income tax expense is the tax payable for the year and the change during the year in deferred tax assets and liabilities. During 2020, we reevaluated the valuation allowance for deferred tax assets and determined that no current benefits should be recognized for the year ended December 31, 2020.

We are subject to U.S. federal income tax as well as state income tax.

Our U.S. income tax returns are subject to review and examination by federal, state, and local authorities. Our U.S. tax returns for the years 2016 to 2020 are open to examination by federal, local, and state authorities.

Our Taiwan tax returns are subject to review and examination by the Taiwan Ministry of Finance. Our Taiwan tax return for the years 2016 to 2020 are open to examination by the Taiwan Ministry of Finance.

Income Taxes

Deferred income taxes are recognized in the consolidated financial statements for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from sales cut-off, depreciation, deferred rent expense, and net operating losses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that represents our best estimate of such deferred tax assets that, more likely than not, will be realized. Income tax expense is the tax payable for the year and the change during the year in deferred tax assets and liabilities. During 2020, we reevaluated the valuation allowance for deferred tax assets and determined that no current benefits should be recognized for the year ended December 31, 2020.

We are subject to U.S. federal income tax as well as state income tax.

Our U.S. income tax returns are subject to review and examination by federal, state, and local authorities. Our U.S. tax returns for the years 2015 to 2019 are open to examination by federal, local, and state authorities.

Our Taiwan tax returns are subject to review and examination by the Taiwan Ministry of Finance. Our Taiwan tax return for the years 2015 to 2019 are open to examination by the Taiwan Ministry of Finance.

Restricted Cash	Restricted Cash Restricted cash represents time deposits on account to secure short-term bank loans in our Taiwan-based segment.	Restricted Cash Restricted cash represents time deposits on account to secure short-term bank loans in our Taiwan-based segment.
Accounts and Other Payables

Accounts and Other Payables

	June 30, 2021 (Unaudited)	December 31, 2020
Accounts Payable	$545,831	$405,819
Accrued Expenses	2,880,439	2,715,507
Deferred Revenue	1,076	864
Accounts and Other Payables	$3,427,346	$3,122,190

Accounts and Other Payables

Accounts and other payables are comprised of the following:

	2020	2019
Accounts Payable	$405,819	$521,540
Accrued Expenses	2,751,127	2,472,617
Deferred Revenue	864	4,151
Accounts and Other Payables	$3,157,810	$2,998,308

Deferred Revenue	Deferred Revenue Advance payments received from customers on future installation projects are recorded as deferred revenue.	Deferred Revenue Advance payments received from customers on future installation projects are recorded as deferred revenue.
Stock-Based Compensation

Stock-Based Compensation

On January 1, 2006, we adopted the fair value recognition provisions of ASC 718, “Share-Based Payment,” which requires the recognition of an expense related to the fair value of stock-based compensation awards. We elected the modified prospective transition method as permitted by ASC 718. Under this transition method, stock-based compensation expense includes compensation expense for stock-based compensation granted on or after the date ASC 718 was adopted based on the grant-date fair value estimated in accordance with the provisions of ASC 718. We recognize stock-based compensation expense on a straight-line basis over the requisite service period of the award. The fair value of stock-based compensation awards granted prior to, but not yet vested as of December 31, 2020 and 2019, were estimated using the “minimum value method” as prescribed by original provisions of ASC 718, “Accounting for Stock-Based Compensation.” Therefore, no compensation expense is recognized for these awards in accordance with ASC 718. We recognized $165,167 and $95,167 of stock-based compensation expense for the years ended December 31, 2020 and 2019, respectively.

Stock-Based Compensation

On January 1, 2006, we adopted the fair value recognition provisions of ASC 718, “Share-Based Payment,” which requires the recognition of an expense related to the fair value of stock-based compensation awards. We elected the modified prospective transition method as permitted by ASC 718. Under this transition method, stock-based compensation expense includes compensation expense for stock-based compensation granted on or after the date ASC 718 was adopted based on the grant-date fair value estimated in accordance with the provisions of ASC 718. We recognize stock-based compensation expense on a straight-line basis over the requisite service period of the award. The fair value of stock-based compensation awards granted prior to, but not yet vested as of December 31, 2020 and 2019, were estimated using the “minimum value method” as prescribed by original provisions of ASC 718, “Accounting for Stock-Based Compensation.” Therefore, no compensation expense is recognized for these awards in accordance with ASC 718. We recognized $165,167 and $95,167 of stock-based compensation expense for the years ended December 31, 2020 and 2019, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to us as of June 30, 2021 and December 31, 2020. The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accounts receivable, 0 payable, accrued expenses, and amounts due to related parties. Fair values were assumed to approximate carrying values for these financial instruments because they are short-term in nature and their carrying amounts approximate their fair values or because they are receivable or payable on demand.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to us as of December 31, 2020 and 2019. The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and amounts due to related parties. Fair values were assumed to approximate carrying values for these financial instruments because they are short-term in nature and their carrying amounts approximate their fair values or because they are receivable or payable on demand.

Segment Information

Segment Information

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	June 30, 2021 (Unaudited)
	Net Revenue	Net Assets (Liabilities)
United States	$19,374	$(2,751,781)
Republic of China (Taiwan)	$873,898	$583,613

Furthermore, due to operations in various geographic locations, we are susceptible to changes in national, regional, and local economic conditions, demographic trends, consumer confidence in the economy, and discretionary spending priorities that may have a material adverse effect on our future operations and results.

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit them back to the applicable governmental agencies on a periodic basis. The taxes and fees are legal assessments to the customer, for which we have a legal obligation to act as a collection agent. Because we do not retain the taxes and fees, we do not include such amounts in revenue. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable governmental agencies.

Segment Information

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	December 31, 2020
	Net Revenue	Net Assets (Liabilities)
United States	$435,608	$(4,375,933)
Republic of China (Taiwan)	$1,048,627	$669,365

Furthermore, due to operations in various geographic locations, we are susceptible to changes in national, regional, and local economic conditions, demographic trends, consumer confidence in the economy, and discretionary spending priorities that may have a material adverse effect on our future operations and results.

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit them back to the applicable governmental agencies on a periodic basis. The taxes and fees are legal assessments to the customer, for which we have a legal obligation to act as a collection agent. Because we do not retain the taxes and fees, we do not include such amounts in revenue. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable governmental agencies.

We operate two reportable business segments as defined in ASC 280, “Segment Reporting.” We have a U.S.-based segment, Iveda Solutions, Inc., and a Taiwan-based segment, MEGAsys. Each segment has a chief operating decision maker and management personnel who review their respective segment’s performance as it relates to revenue, operating profit, and operating expenses.

	Year Ended	Year Ended	Condensed
	Dec. 31, 2020	Dec. 31, 2020	Consolidated
	Iveda	MEGAsys	Total

Revenue	$435,608	$1,048,627	$1,484,235
Cost of Revenue	381,924	609,634	991,558
Gross Profit	53,684	438,993	492,677
Depreciation and Amortization	20,000	5,695	25,695
General and Administrative	1,176,860	518,865	1,695,725
Gain (Loss) from Operations	(1,143,176)	(85,567)	(1,228,743)
Foreign Currency Gain	-	-	-
Other Misc Income		24,282	24,282
Gain on Disposal of Assets, Net			-
Interest Income	-	914	914
Interest Expense	(396,348)	(2,408)	(398,756)
Gain (Loss) Before Income Taxes	(1,539,524)	(62,779)	(1,602,303)
Benefit (Provision) for Income Taxes	-		-
Net Income (Loss)	$(1,539,524)	$(62,779)	$(1,602,303)

Revenues as shown below represent sales to external customers for each segment. Intercompany revenues have been eliminated and are immaterial.

Additions to long-lived assets as presented in the following table represent capital expenditures.

Inventories and property and equipment for operating segments are regularly reviewed by management and are therefore provided below.

	December 31,
	2020	2019
Revenue
United States	$435,608	$178,886
Republic of China (Taiwan)	1,069,926	3,461,910
Elimination of intersegment revenues	(21,299)	-
	$1,484,235	$3,640,796

	December 31,
	2020	2019
Operating Earnings (Loss)
United States	$(1,539,524)	$(1,331,274)
Republic of China (Taiwan)	(62,779)	193,086
	$(1,602,303)	$(1,138,188)

	December 31,
	2020	2019
Property and Equipment, Net
United States	$0	$0
Republic of China (Taiwan)	22,027	5,807
	$22,027	$5,807

	December 31,
	2020	2019
Additions to (Deletions from) Long-Lived Assets
United States	$-
Republic of China (Taiwan)	21,915	1,496
	$21,915	$1,496

	December 31,
	2020	2019
Inventory
United States	$-	$-
Republic of China (Taiwan)	221,868	132,747
	$221,868	$132,747

	December 31,
	2020	2019
Total Assets
United States	$40,141	$130,394
Republic of China (Taiwan)	1,205,425	1,773,906
	$1,245,566	$1,904,300

Reclassification	Reclassification Certain amounts in 2020 have been reclassified to conform to the 2021 presentation.	Reclassification Certain amounts in 2019 have been reclassified to conform to the 2020 presentation.
New Accounting Standards	New Accounting Standards No new relevant accounting standards	New Accounting Standards No new relevant standards